Tema Neuroscience and Mental Health ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Biotechnology - 62.7%(a)
ACADIA Pharmaceuticals, Inc. (b)	10,596	$172,927
Alector, Inc. (b)	14,344	37,151
Alkermes PLC (b)	5,940	172,379
Alnylam Pharmaceuticals, Inc. (b)	1,982	501,585
Argenx SE - ADR (b)	890	548,729
Avidity Biosciences, Inc. (b)	5,392	232,018
Biogen, Inc. (b)	2,501	401,736
Biohaven Ltd. (b)	3,831	176,264
Catalyst Pharmaceuticals, Inc. (b)	11,352	250,539
Crinetics Pharmaceuticals, Inc. (b)	7,788	445,473
Day One Biopharmaceuticals, Inc. (b)	15,820	220,373
Denali Therapeutics, Inc. (b)	8,937	223,425
Dyne Therapeutics, Inc. (b)	4,717	144,387
Immunovant, Inc. (b)	5,866	165,421
Intellia Therapeutics, Inc. (b)	11,044	172,507
Ionis Pharmaceuticals, Inc. (b)	8,318	297,202
Neurocrine Biosciences, Inc. (b)	3,846	487,480
Prothena Corp. PLC (b)	7,018	113,762
PTC Therapeutics, Inc. (b)	3,124	137,081
Regeneron Pharmaceuticals, Inc. (b)	651	488,393
Sarepta Therapeutics, Inc. (b)	1,943	259,080
Scholar Rock Holding Corp. (b)	4,836	192,956
Solid Biosciences, Inc. (b)	8,649	49,299
Vertex Pharmaceuticals, Inc. (b)	2,052	960,603
Voyager Therapeutics, Inc. (b)	14,960	102,626
Xenon Pharmaceuticals, Inc. (b)	6,111	260,512
		7,213,908

Health Care Equipment & Supplies - 11.7%
Dexcom, Inc. (b)	2,863	223,285
Medtronic PLC	3,879	335,689
Penumbra, Inc. (b)	617	150,622
Siemens Healthineers AG (c)	2,495	135,309
Stryker Corp.	938	367,837
Sysmex Corp.	6,108	129,170
		1,341,912

Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (b)	2,596	105,475
Option Care Health, Inc. (b)	4,975	118,405
Talkspace, Inc. (b)	26,337	90,073
		313,953

Life Sciences Tools & Services - 0.5%
Quanterix Corp. (b)	4,424	54,548

Pharmaceuticals - 21.5%
Arvinas, Inc. (b)	2,074	55,417
Axsome Therapeutics, Inc. (b)	2,327	228,558
Eisai Co. Ltd.	2,036	63,551
Eli Lilly & Co.	705	560,722
Intra-Cellular Therapies, Inc. (b)	3,388	290,182
Jazz Pharmaceuticals PLC (b)	1,672	203,299
Orion Oyj - Class B	1,440	68,051
Rapport Therapeutics, Inc. (b)	5,241	119,705
Teva Pharmaceutical Industries Ltd. - ADR (b)	25,662	430,608
UCB SA	2,310	452,455
		2,472,548
TOTAL COMMON STOCKS (Cost $11,129,020)		11,396,869

SHORT-TERM INVESTMENTS - 0.9%	Shares	Value
Money Market Funds - 0.9%
First American Treasury Obligations Fund - Class X, 4.55% (d)	102,681	102,681
TOTAL SHORT-TERM INVESTMENTS (Cost $102,681)		102,681

TOTAL INVESTMENTS - 100.0% (Cost $11,231,701)		11,499,550
Other Assets in Excess of Liabilities - 0.0% (e)		5,358
TOTAL NET ASSETS - 100.0%		$11,504,908
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $135,309 or 1.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(e)	Represents less than 0.05% of net assets.

Tema ETF Trust
Tema Neuroscience and Mental Health ETF
Notes to Quarterly Schedule of Investments
November 30, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,396,869	$–	$–	$11,396,869
Money Market Funds	102,681	–	–	102,681
Total Investments	$11,499,550	$–	$–	$11,499,550

Refer to the Schedule of Investments for further disaggregation of investment categories.

Tema Neuroscience and Mental Health ETF invested, as a percentage of net assets, in the following countries and sectors as of November 30, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of November 30, 2024
(% of Net Assets)
United States	$8,789,335	76.4%
Ireland	621,830	5.4
Netherlands	548,729	4.8
Belgium	452,455	3.9
Israel	430,608	3.7
Canada	260,512	2.3
Japan	192,721	1.7
Germany	135,309	1.2
Finland	68,051	0.6
Other Assets in Excess of Liabilities	5,358	0.0 (a)
	$11,504,908	100.0%

Sector Classification as of November 30, 2024
(% of Net Assets)
Health Care	$11,396,869	99.1%
Money Market Funds	102,681	0.9
Other Assets in Excess of Liabilities	5,358	0.0 (a)
	$11,504,908	100.0%

(a)	Represents less than 0.05% of net assets.